Capital Management (Tables)	12 Months Ended
Dec. 31, 2025
Capital Management [Abstract]
Summary of Capitalisation and Ratio

As of December 31, 2025 and 2024, these ratios were as follows:

	2025	2024
Long-term debt	$679,291	$812,469
Equity attributable to shareholders	1,584,064	1,677,472
Total capitalization	$2,263,355	$2,489,941
Long-term debt to long-term debt plus equity ratio	0.30	0.33